UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                         (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 58.01%

Consumer Discretionary - 11.35%
*	Amazon.com, Inc.	400	$144,840
	Comcast Corp.	2,057	106,326
	Cracker Barrel Old Country Store, Inc.	1,155	114,865
*	DIRECTV	1,613	125,169
*	Discovery Communications, Inc.	2,440	203,301
	Harman International Industries, Inc.	2,437	255,227
	Las Vegas Sands Corp.	3,276	279,279
	Luxottica Group	2,848	158,320
μ	Melco Crown Entertainment Ltd.	8,648	371,172
*	MGM Resorts International	9,653	265,940
*	Netflix, Inc.	379	168,894
	Royal Caribbean Cruises Ltd.	3,444	182,291
	Sotheby's	3,471	163,172
*	Tesla Motors, Inc.	676	165,492
	The Walt Disney Co.	1,617	130,670
	Wynn Resorts Ltd.	815	197,629
			3,032,587
Consumer Staples - 0.60%
	Diageo PLC	1,276	160,406
			160,406
Energy - 4.44%
	Chesapeake Energy Corp.	5,536	143,438
*	Continental Resources, Inc.	2,756	329,397
	EOG Resources, Inc.	682	129,184
	EQT Corp.	1,882	192,510
*	Magnum Hunter Resources Corp.	19,939	167,288
	Noble Energy, Inc.	3,240	222,782
			1,184,599
Financials - 4.37%
	ACE Ltd.	2,241	219,327
	Aflac, Inc.	1,890	121,111
*	Altisource Portfolio Solutions	903	88,837
*	E*TRADE Financial Corp.	6,836	153,605
	Fifth Third Bancorp	8,324	180,589
	Ping An Insurance Group Co of China Ltd.	8,240	132,252
	The Carlyle Group LP	7,512	272,460
			1,168,181
Health Care - 12.92%
*	Actavis PLC	971	214,416
*	Alexion Pharmaceuticals, Inc.	845	149,396
*	Biogen Idec, Inc.	663	225,871
*	Catamaran Corp.	2,723	122,753

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

Health Care - (Continued)
*	Celgene Corp.	2,350	$377,763
*	Gilead Sciences, Inc.	5,545	459,071
*	ICON PLC	6,451	302,165
*	Incyte Corp. Ltd.	1,736	111,555
*	Intercept Pharmaceuticals, Inc.	390	160,095
μ	Novo Nordisk	8,646	410,944
*	NuVasive, Inc.	3,712	136,416
*	Pacira Pharmaceuticals, Inc.	2,357	184,412
	Shire PLC	2,038	336,576
*	Valeant Pharmaceuticals International, Inc.	1,794	259,877
			3,451,310
Industrials - 4.69%
	AGCO Corp.	3,154	165,522
	Delta Air Lines, Inc.	4,587	152,334
μ	Ryanair Holdings PLC	3,146	178,567
*	Spirit Airlines, Inc.	4,477	252,861
	The Boeing Co.	2,123	273,697
	TransDigm Group, Inc.	814	145,006
	United Technologies Corp.	725	84,840
			1,252,827
Information Technology - 17.06%
*	Akamai Technologies, Inc.	4,829	295,197
	Apple, Inc.	605	318,375
	ASML Holding NV	3,869	333,276
	Avago Technologies Ltd.	3,165	195,281
*	Bitauto Holdings Ltd.	3,065	122,600
*	Canadian Solar, Inc.	3,407	142,549
	Corning, Inc.	15,306	294,947
*	Facebook, Inc.	2,249	153,967
*	Fiserv, Inc.	4,127	239,572
*	Google, Inc.	157	190,857
	MasterCard, Inc.	2,527	196,398
	Methode Electronics, Inc.	4,139	140,312
*	Micron Technology, Inc.	6,441	155,808
	Microsoft Corp.	5,880	225,263
	QUALCOMM, Inc.	997	75,064
μ	SAP AG	2,406	193,178
	Splunk, Inc.	1,832	169,918
*	SunEdison, Inc.	15,290	280,724
*	Synaptics, Inc.	3,606	234,534
μ	Tencent Holdings Ltd.	5,007	401,061
*	Yelp, Inc.	2,103	198,565
			4,557,446

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
			Value (Note 1)

Materials - 2.06%
μ	BASF	2,078	$237,432
	Caesarstone Sdot-Yam Ltd.	2,481	146,677
	Packaging Corp of America	2,284	166,481
			550,590
Utilities - 0.52%
	NextEra Energy, Inc.	1,523	139,187
			139,187

	Total Common Stocks (Cost $14,098,387)		15,497,133

EXCHANGE TRADED PRODUCTS - 21.55%
	iShares Nasdaq Biotechnology ETF	2,803	741,169
	iShares Short Treasury Bond ETF	14,277	1,574,182
	SPDR S&P 500 ETF Trust	7,818	1,456,415
	SPDR S&P Pharmaceuticals ETF	7,595	753,424
	WisdomTree Europe SmallCap Dividend Fund	19,656	1,231,842

	Total Exchange Traded Products (Cost $5,368,063)		5,757,032

OPEN-END FUNDS - 17.62%
	Dodge & Cox Stock Fund	9,096	1,552,448
	Harbor Capital Appreciation Fund	26,532	1,584,501
	T Rowe Price Institutional Large-Cap Growth Fund	54,924	1,571,934

	Total Open-End Funds (Cost $4,167,610)		4,708,883

SHORT-TERM INVESTMENT - 2.53%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	676,214	676,214

	Total Short-Term Investment (Cost $676,214)		676,214

Total Value of Investments (Cost $24,310,274) - 99.71%			$26,639,262

Other Assets Less Liabilities - 0.29%			76,589

Net Assets - 100.00%			$26,715,851

§	Represents 7 day effective yield
μ	American Depository Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
AG - Aktiengesellschaft	LP - Limited Partnership
NV - Naamloze Vennootschap	PLC - Public Limited Company

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	58.01%	$15,497,133
	Exchange Traded Products	21.55%	5,757,032
	Open-End Funds	17.62%	4,708,883
	Short-Term Investment	2.53%	676,214
	Total	99.71%	$26,639,262

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,456,247
Aggregate gross unrealized depreciation				(127,258)

	Net unrealized appreciation			$2,328,988

				(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,497,133	$15,497,133	$-	$-
Exchange Traded Products	5,757,032	5,757,032	-	-
Open-End Funds	4,708,883	4,708,883	-	-
Short-Term Investment	676,214	676,214	-	-
Total	$26,639,262	$26,639,262	$-	$-

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

OPEN-END FUNDS - 104.16%
Angel Oak Multi-Strategy Income Fund		22,587	$274,656
BBH Limited Duration Fund		92,833	960,825
BlackRock Secured Credit Portfolio		13,245	138,147
Driehaus Select Credit Fund		27,089	276,311
Eaton Vance Bond Fund		26,499	287,515
Franklin US Government Securities Fund		146,946	962,498
Highland Floating Rate Opportunities Fund		16,910	137,648
Ivy High Income Fund		16,014	140,126
Natixis Loomis Sayles Strategic Income Fund		16,978	282,177
Oppenheimer Ultra-Short Duration Fund		95,809	960,007
PIMCO High Yield Spectrum Fund		12,678	140,725
PIMCO Income Fund		22,309	278,417
Pioneer High Yield Fund		13,906	140,870
RidgeWorth Institutional US Government Securities Ultra Short Bond Fund		94,885	960,232
Sit US Government Securities Fund		86,935	960,629
Third Avenue Focused Credit Fund		12,092	141,482
Touchstone Ultra Short Duration Fixed Income Fund		101,888	961,818

Total Open-End Funds (Cost $7,966,965)			8,004,083

SHORT-TERM INVESTMENT - 2.60%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	199,554	199,554

Total Short-Term Investment (Cost $199,554)			199,554

Total Value of Investments (Cost $8,166,519) - 106.76%			$8,203,637

Liabilities in Excess of Other Assets - (6.76)%			(519,587)

Net Assets - 100.00%			$7,684,050

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Open-End Funds	104.16%	$8,004,083
Short-Term Investment	2.60%	199,554
Total	106.76%	$8,203,637

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$52,758
Aggregate gross unrealized depreciation			(15,640)

Net unrealized appreciation			$37,118

			(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Dynamic Total Return Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$8,004,083	$8,004,083	$-	$-
Short-Term Investment	199,554	199,554	-	-
Total	$8,203,637	$8,203,637	$-	$-

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 29.48%

Consumer Discretionary - 4.51%
Comcast Corp.		1,825	$94,334
McDonald's Corp.		1,151	109,518
			203,852
Energy - 5.38%
Chevron Corp.		761	87,766
ConocoPhillips		867	57,655
Phillips 66		450	33,687
The Williams Cos., Inc.		1,543	63,726
			242,834
Financials - 9.09%
AvalonBay Communities, Inc. REIT		344	44,366
BlackRock, Inc.		342	104,255
CME Group, Inc.		1,049	77,437
JPMorgan Chase & Co.		1,885	107,106
Silvercrest Asset Management Group, Inc.		4,600	77,326
			410,490
Healthcare - 3.16%
Cardinal Health, Inc.		647	46,280
Pfizer, Inc.		3,000	96,330
			142,610
Industrials - 2.10%
3M Co.		705	94,985
			94,985
Information Technology - 5.24%
KLA-Tencor Corp.		1,200	78,180
Microsoft Corp.		1,639	62,790
QUALCOMM, Inc.		1,270	95,618
			236,588

Total Common Stocks (Cost $1,222,237)			1,331,359

OPEN-END FUND - 59.05%
ε	Forward International Dividend Fund- Institutional Class	325,192	2,666,575

Total Open-End Fund (Cost $2,603,191)			2,666,575

			(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.95%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%		178,454	$178,454

	Total Short-Term Investment (Cost $178,454)			178,454

Total Value of Investments (Cost $4,003,882) - 92.48%				$4,176,388

Other Assets Less Liabilities - 7.52%				339,788

Net Assets - 100.00%				$4,516,176

§	Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	The following acronym is used in this portfolio:
	REIT - Real Estate Investment Trust

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	29.48%	$1,331,359
	Open-End Fund	59.05%	2,666,575
	Short-Term Investment	3.95%	178,454
	Total	92.48%	$4,176,388

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$179,028
Aggregate gross unrealized depreciation				(6,522)

	Net unrealized appreciation			$172,506

				(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,331,359	$1,331,359	$-	$-
Open-End Fund	2,666,575	2,666,575	-	-
Short-Term Investment	178,454	178,454	-	-
Total	$4,176,388	$4,176,388	$-	$-

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 98.91%
Energy Select Sector SPDR Fund		26,899	$2,357,697
Financial Select Sector SPDR Fund		109,676	2,379,969
Health Care Select Sector SPDR Fund		39,955	2,374,925
Industrial Select Sector SPDR Fund		45,730	2,380,704
iShares 1-3 Year Credit Bond ETF		13,425	1,418,687
iShares 1-3 Year Treasury Bond ETF		16,755	1,416,803
iShares Core Total US Bond Market ETF		13,128	1,421,369
iShares Dow Jones U.S. ETF		15,088	1,427,258
iShares Government/Credit Bond ETF		12,705	1,416,491
iShares MBS ETF		13,309	1,420,736
iShares MSCI Italy Capped ETF		85,284	1,415,714
iShares MSCI Spain Capped ETF		35,264	1,399,628
iShares Short Treasury Bond ETF		12,847	1,416,510
iShares U.S. Consumer Services ETF		11,655	1,437,528
Materials Select Sector SPDR Fund		51,121	2,406,777
Technology Select Sector SPDR Fund		65,735	2,389,467

Total Exchange Traded Products (Cost $27,232,784)			28,480,263

SHORT-TERM INVESTMENT - 1.46%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	419,951	419,951

Total Short-Term Investment (Cost $419,951)			419,951

Total Value of Investments (Cost $27,652,735) - 100.37%			$28,900,214

Liabilities in Excess of Other Assets - (0.37)%			(105,273)

Net Assets - 100.00%			$28,794,941

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	98.91%	$28,480,263
Short-Term Investment	1.46%	419,951
Total	100.37%	$28,900,214

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,247,479
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$1,247,479
			(Continued)

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$28,480,263	$28,480,263	$-	$-
Short-Term Investment	419,951	419,951	-	-
Total	$28,900,214	$28,900,214	$-	$-

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
	Shares	Value (Note 1)

COMMON STOCKS - 19.73%

Energy - 19.73%
Access Midstream Partners LP	2,503	$141,295
Atlas Energy LP	2,016	85,579
* Cheniere Energy, Inc.	1,441	71,229
Energy Transfer Equity LP	3,967	173,160
Energy Transfer Partners LP	1,576	87,515
* EnLink Midstream Partners LP	2,746	84,824
Enterprise Products Partners LP	1,066	71,539
EQT Midstream Partners LP	1,751	115,408
Genesis Energy LP	1,860	102,300
Kinder Morgan, Inc.	2,107	67,108
Magellan Midstream Partners LP	1,878	127,084
Marathon Petroleum Corp.	959	80,556
MarkWest Energy Partners LP	1,396	89,135
MPLX LP	2,356	114,996
NGL Energy Partners LP	3,113	112,877
ONEOK, Inc.	1,383	81,791
Phillips 66	1,120	83,843
* Phillips 66 Partners LP	2,681	122,843
Plains GP Holdings LP	3,029	84,812
QEP Midstream Partners LP	3,550	75,864
SemGroup Corp.	1,813	122,051
Sunoco Logistics Partners LP	1,731	143,223
Targa Resources Corp.	1,452	140,496
Tesoro Logistics LP	1,434	86,327
Valero Energy Partners LP	2,168	80,194
Western Gas Equity Partners LP	2,313	99,413
Western Gas Partners LP	1,581	100,061
Williams Partners LP	1,440	71,438
		2,816,961

Total Common Stocks (Cost $2,682,560)		2,816,961

OPEN-END FUNDS - 78.96%
Ivy High Income Fund	321,882	2,816,470
John Hancock Funds III - Core High Yield Fund	255,802	2,821,492
Lord Abbett High Yield Fund	353,989	2,821,291
Nuveen High Income Bond Fund	307,075	2,815,875

Total Open-End Funds (Cost $11,138,028)		11,275,128

		(Continued)

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 2.30%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%		329,131	$329,131

	Total Short-Term Investment (Cost $329,131)			329,131

Total Value of Investments (Cost $14,149,719) - 100.99%				$14,421,220

Liabilities in Excess of Other Assets - (0.99)%				(141,212)

Net Assets - 100.00%				$14,280,008

§	Represents 7 day effective yield
*	Non-income producing investment

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	19.73%	$2,816,961
	Open-End Funds	78.96%	11,275,128
	Short-Term Investment	2.30%	329,131
	Total	100.99%	$14,421,220

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$295,454
Aggregate gross unrealized depreciation				(23,953)

	Net unrealized appreciation			$271,501

				(Continued)

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$2,816,961	$2,816,961	$-	$-
Open-End Funds	11,275,128	11,275,128	-	-
Short-Term Investment	329,131	329,131	-	-
Total	$14,421,220	$14,421,220	$-	$-

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 15.57%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index		7,433	$1,088,266
*	VelocityShares Daily Inverse VIX Short Term ETN		8,710	271,752

	Total Exchange Traded Product (Cost $1,329,871)			1,360,018

OPEN-END FUNDS - 72.75%
	361 Managed Futures Fund- Class I		274,945	3,128,879
	Angel Oak Multi-Strategy Income Fund		56,851	691,314
*	Columbia Absolute Return Currency and Income Fund- Class Z		12,732	118,662
	Merk Absolute Return Currency Fund- Institutional Class		74,647	727,062
	Merk Hard Currency Fund- Institutional Class		50,850	595,458
	PIMCO Credit Absolute Return Fund- Institutional Class		15,337	163,340
	The Merger Fund		57,776	929,621

	Total Open-End Funds (Cost $6,307,176)			6,354,336

PRIVATE INVESTMENT - 9.71%
*	Velocity Capital Long Volatility Fund		10,377	848,600

	Total Private Investment (Cost $850,000)			848,600

SHORT-TERM INVESTMENT - 2.31%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%		202,164	202,164

	Total Short-Term Investment (Cost $202,164)			202,164

Total Value of Investments (Cost $8,689,211) - 100.34%				$8,765,118

Liabilities in Excess of Other Assets - (0.34)%				(29,266)

Net Assets - 100.00%				$8,735,852

§	Represents 7 day effective yield	*	Non-income producing investment

	Summary of Investments
		% of Net
		Assets	Value
	Exchange Traded Products	15.57%	$1,360,018
	Open-End Funds	72.75%	6,354,336
	Short-Term Investment	2.31%	202,164
	Private Investment	9.71%	848,600
	Total	100.34%	$8,765,118

				(Continued)

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$109,770
Aggregate gross unrealized depreciation	(32,463)

Net unrealized appreciation	$77,307

(Continued)

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Non Traditional Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$1,360,018	$1,360,018	$-	$-
Open-End Funds	6,354,336	6,354,336	-	-
Short-Term Investment	202,164	202,164	-	-
Private Investment	848,600	848,600
Total	$8,765,118	$8,765,118	$-	$-

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

COMMON STOCK - 19.40%
* Berkshire Hathaway, Inc.		6,488	$751,181

Total Common Stock (Cost $736,596)			751,181

OPEN-END FUNDS - 79.62%
BlackRock Global Allocation Fund, Inc.		35,429	766,329
First Eagle Global Fund		14,157	773,395
Ivy Asset Strategy Fund		23,549	773,359
Natixis Loomis Sayles Global Equity and Income Fund		39,455	769,368

Total Open-End Funds (Cost $2,869,668)			3,082,451

SHORT-TERM INVESTMENT - 3.50%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	135,510	135,510

Total Short-Term Investment (Cost $135,510)			135,510

Total Value of Investments (Cost $3,741,774) - 102.52%			$3,969,142

Liabilities in Excess of Other Assets - (2.52)%			(97,546)

Net Assets - 100.00%			$3,871,596

§ Represents 7 day effective yield	*	Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Common Stocks	19.40%	$751,181
Open-End Funds	79.62%	3,082,451
Short-Term Investment	3.50%	135,510
Total	102.52%	$3,969,142

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$227,368
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$227,368

			(Continued)

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Premier Managers Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$751,181	$751,181	$-	$-
Open-End Funds	3,082,451	3,082,451	-	-
Short-Term Investment	135,510	135,510	-	-
Total	$3,969,142	$3,969,142	$-	$-

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.96%
iShares Core S&P 500 ETF		8,313	$1,557,358
iShares Micro-Cap ETF		2,001	156,478
iShares MSCI BRIC ETF		4,258	149,030
iShares MSCI EAFE Growth ETF		6,094	434,868
iShares MSCI EAFE Value ETF		2,713	156,757
iShares MSCI Emerging Markets ETF		3,852	152,077
iShares MSCI EMU ETF		3,757	157,832
iShares Russell 1000 Growth ETF		17,944	1,574,227
iShares Russell 1000 Value ETF		6,545	619,681
iShares Russell 2000 Growth ETF		1,115	155,743
iShares Russell 2000 Value ETF		7,026	702,600
iShares Russell Mid-Cap Growth ETF		12,178	1,067,036
iShares Russell Mid-Cap Value ETF		2,328	158,327
iShares Short Treasury Bond ETF		6,970	768,512

Total Exchange Traded Products (Cost $6,693,813)			7,810,526

SHORT-TERM INVESTMENT - 4.14%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	330,306	330,306

Total Short-Term Investment (Cost $330,306)			330,306

Total Value of Investments (Cost $7,024,119) - 102.10%			$8,140,832

Liabilities in Excess of Other Assets - (2.10)%			(167,388)

Net Assets - 100.00%			$7,973,444

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	97.96%	$7,810,526
Short-Term Investment	4.14%	330,306
Total	102.10%	$8,140,832

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,135,756
Aggregate gross unrealized depreciation			(19,043)

Net unrealized appreciation			$1,116,713
			(Continued)

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Traditional Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$7,810,526	$7,810,526	$-	$-
Short-Term Investment	330,306	330,306	-	-
Total	$8,140,832	$8,140,832	$-	$-

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 58.31%
iShares Agency Bond ETF	11,759	$1,316,420
iShares Core S&P 500 ETF	3,810	713,765
iShares Government/Credit Bond ETF	1,308	145,830
iShares iBoxx $ High Yield Corporate Bond ETF	1,558	147,901
iShares International Treasury Bond ETF	708	72,808
iShares MBS ETF	12,364	1,319,857
iShares Micro-Cap ETF	909	71,084
iShares MSCI BRIC ETF	1,964	68,740
iShares MSCI EAFE Growth ETF	2,778	198,238
iShares MSCI EAFE Value ETF	1,226	70,838
iShares MSCI Emerging Markets ETF	1,769	69,840
iShares MSCI EMU ETF	1,702	71,501
iShares Russell 1000 Growth ETF	8,206	719,912
iShares Russell 1000 Value ETF	2,990	283,093
iShares Russell 2000 Growth ETF	513	71,656
iShares Russell 2000 Value ETF	3,202	320,200
iShares Russell Mid-Cap Growth ETF	5,590	489,796
iShares Russell Mid-Cap Value ETF	1,059	72,023
iShares Short Treasury Bond ETF	14,978	1,651,474
iShares TIPS Bond ETF	9,791	1,103,446
SPDR Barclays Convertible Securities ETF	3,093	152,856
SPDR Barclays Investment Grade Floating Rate ETF	30,922	945,904
Vanguard Total Bond Market ETF	885	72,128

Total Exchange Traded Products (Cost $10,041,102)		10,149,310

OPEN-END FUNDS - 4.06%
Profunds Rising Rates Opportunity ProFund	68,854	530,864
Rydex Series - Inverse Government Long Bond Strategy Fund	3,806	176,637

Total Open-End Funds (Cost $750,376)		707,501

SHORT-TERM INVESTMENT - 39.25%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	6,832,034	6,832,034

Total Short-Term Investment (Cost $6,832,034)		6,832,034

Total Value of Investments (Cost $17,623,512) - 101.62%		$17,688,845

Liabilities in Excess of Other Assets - (1.62)%		(282,796)

Net Assets - 100.00%		$17,406,049

§ Represents 7 day effective yield

		(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

	Summary of Investments
		% of Net
		Assets	Value
	Exchange Traded Products	58.31%	$10,149,310
	Open-End Funds	4.06%	707,501
	Short-Term Investment	39.25%	6,832,034
	Total	101.62%	$17,688,845

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$114,982
Aggregate gross unrealized depreciation				(49,649)

	Net unrealized appreciation			$65,333

				(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Traditional Fixed Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$10,149,310	$10,149,310	$-	$-
Open-End Funds	707,501	707,501	-	-
Short-Term Investment	6,832,034	6,832,034	-	-
Total	$17,688,845	$17,688,845	$-	$-

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 8.83%
iPath US Treasury 10-year Bear ETN		7,587	$216,685

Total Exchange Traded Product (Cost $254,822)			216,685

OPEN-END FUNDS - 88.85%
Columbia Funds Series Trust I - Columbia High Yield Municipals Fund		7,121	73,057
Commerce National Tax-Free Intermediate Bond Fund		23,222	449,339
MFS Municipal High Income Fund		9,535	73,322
Nuveen All-American Municipal Bond Fund		41,018	456,532
Nuveen High Yield Municipal Bond Fund		4,622	74,644
Oppenheimer Rochester AMT-Free Municipals Fund		11,111	74,888
Oppenheimer Rochester Minnesota Municipal Fund		36,532	459,208
Oppenheimer Rochester National Municipals		10,830	75,269
US Global Investors Near-Term Tax Free Fund		197,455	444,274

Total Open-End Funds (Cost $2,151,603)			2,180,533

SHORT-TERM INVESTMENT - 2.45%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	60,124	60,124

Total Short-Term Investment (Cost $60,124)			60,124

Total Value of Investments (Cost $2,466,549) - 100.13%			$2,457,342

Liabilities in Excess of Other Assets - (0.13)%			(3,079)

Net Assets - 100.00%			$2,454,263

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Product	8.83%	$216,685
Open-End Funds	88.85%	2,180,533
Short-Term Investment	2.45%	60,124
Total	100.13%	$2,457,342

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$35,793
Aggregate gross unrealized depreciation			(45,000)

Net unrealized depreciation			$(9,207)
			(Continued)

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Tax Advantaged Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$216,685	$216,685	$-	$-
Open-End Funds	2,180,533	2,180,533	-	-
Short-Term Investment	60,124	60,124	-	-
Total	$2,457,342	$2,457,342	$-	$-

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 92.80%

Consumer Discretionary - 11.53%
	China Distance Education Holdings Ltd.	3,900	$94,653
*	Conn's, Inc.	3,400	121,720
	ITV PLC	500	17,125
*	LIN Media LLC	2,100	47,880
	Lions Gate Entertainment Corp.	4,500	138,375
	Magna International, Inc.	350	31,192
*	Michael Kors Holdings Ltd.	1,500	147,045
*	TAL Education Group	3,600	85,392
*	Under Armour, Inc.	2,250	254,587
	VF Corp.	3,320	194,519
	Vipshop Holdings Ltd.	1,600	210,112
			1,342,600
Consumer Staples - 4.27%
*	Constellation Brands, Inc.	2,420	196,093
	Nu Skin Enterprises, Inc.	1,200	100,224
	Tyson Foods, Inc.	5,100	201,195
			497,512
Energy - 3.46%
	Core Laboratories NV	1,560	293,358
*	Matador Resources Co.	3,200	77,632
*	Navigator Holdings Ltd.	1,300	31,395
			402,385
Financials - 3.49%
	HCI Group, Inc.	2,200	106,524
	McGraw Hill Financial, Inc.	2,200	175,252
	United Insurance Holdings Corp.	9,550	124,723
			406,499
Health Care - 27.74%
*	Acadia Healthcare Co., Inc.	2,950	145,848
*	Actavis PLC	1,390	306,940
	AmerisourceBergen Corp.	3,050	206,942
*	China Biologic Products, Inc.	3,950	138,685
*	Dehaier Medical Systems Ltd.	15,100	141,034
*	Jazz Pharmaceuticals PLC	1,700	258,306
	Kamada Ltd.	3,000	52,020
*	Lannett Co., Inc.	4,800	205,872
*	Ligand Pharmaceuticals, Inc.	2,700	188,325
	McKesson Corp.	1,175	208,034
*	NPS Pharmaceuticals, Inc.	1,600	55,968
	Prothena Corp. PLC	5,850	210,658
	Questcor Pharmaceuticals, Inc.	3,800	230,850
*	Salix Pharmaceuticals Ltd.	1,900	217,322

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

Health Care - (Continued)
*	Sinovac Biotech Ltd.	16,450	$108,077
	Thermo Fisher Scientific, Inc.	2,400	298,896
*	Valeant Pharmaceuticals International, Inc.	1,350	195,561
*	WuXi PharmaTech Cayman, Inc.	1,600	61,536
			3,230,874
Industrials - 15.93%
	Delta Air Lines, Inc.	2,100	69,741
*	Federal Signal Corp.	13,800	177,330
	Huntington Ingalls Industries, Inc.	2,150	218,388
	Lockheed Martin Corp.	1,600	259,680
	Nielsen Holdings NV	4,800	227,232
	Northrop Grumman Corp.	2,100	254,163
*	PGT, Inc.	1,800	20,862
*	Pointer Telocation Ltd.	1,900	18,943
	Raytheon Co.	2,600	254,566
*	Sparton Corp.	900	29,160
*	Spirit Airlines, Inc.	1,200	67,776
	The Boeing Co.	2,000	257,840
			1,855,681
Information Technology - 21.21%
*	Alliance Data Systems Corp.	1,075	306,493
*	AudioCodes Ltd.	2,100	18,543
*	Bitauto Holdings Ltd.	2,625	105,000
*	Canadian Solar, Inc.	700	29,288
	China Mobile Games & Entertainment Group Ltd.	2,000	74,340
*	Envestnet, Inc.	6,000	251,040
*	Fiserv, Inc.	1,700	98,685
*	FleetCor Technologies, Inc.	1,100	142,923
	Ituran Location and Control Ltd.	3,200	70,464
	Logitech International	6,400	101,376
	Methode Electronics, Inc.	2,400	81,360
*	Micron Technology, Inc.	8,475	205,010
*	Phoenix New Media Ltd.	15,700	169,246
*	Qihoo 360 Technology Co. Ltd.	1,800	197,316
	Seiko Epson Corp.	1,500	22,500
	Silicom Ltd.	400	28,672
	SouFun Holdings Ltd.	1,900	149,682
μ	Tencent Holdings Ltd.	1,200	96,120
*	Ubiquiti Networks, Inc.	3,850	190,229
	YY, Inc.	1,750	131,758
			2,470,045

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
				Value (Note 1)

Materials - 5.17%
	Caesarstone Sdot-Yam Ltd.		1,100	$65,032
	Ecolab, Inc.		600	64,650
*	KapStone Paper and Packaging Corp.		9,800	311,542
	Packaging Corp of America		2,200	160,358
				601,582

	Total Common Stocks (Cost $10,240,824)			10,807,178

SHORT-TERM INVESTMENT - 16.98%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%		1,977,747	1,977,747

	Total Short-Term Investment (Cost $1,977,747)			1,977,747

Total Value of Investments (Cost $12,218,571) - 109.78%				$12,784,925

Liabilities in Excess of Other Assets - (9.78)%				(1,139,125)

Net Assets - 100.00%				$11,645,800

§	Represents 7 day effective yield
μ	American Depository Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
NV - Naamloze Vennootschap	LLC - Limited Liability Company
PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	92.80%	$10,807,178
	Short-Term Investment	16.98%	1,977,747
	Total	109.78%	$12,784,925

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$723,755
Aggregate gross unrealized depreciation				(157,401)

	Net unrealized appreciation			$566,354

				(Continued)

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Rx Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$10,807,178	$10,807,178	$-	$-
Short-Term Investment	1,977,747	1,977,747	-	-
Total	$12,784,925	$12,784,925	$-	$-

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (note 1)

COMMON STOCKS - 98.99%

Consumer Discretionary - 11.52%
*	Christopher & Banks Corp.	9,423	$62,757
	Cinemark Holdings, Inc.	3,180	93,556
	Dunkin' Brands Group, Inc.	1,836	94,866
*	Gentherm, Inc.	3,349	94,710
*	Tuesday Morning Corp.	4,914	76,855
	Wolverine World Wide, Inc.	198	5,219
			427,963
Consumer Staples - 2.00%
	Energizer Holdings, Inc.	764	74,368
			74,368
Energy - 1.28%
	Peabody Energy Corp.	2,715	47,675
			47,675
Financials - 3.92%
*	Green Dot Corp.	5,148	103,732
*	Tree.com, Inc.	1,246	42,127
			145,859
Health Care - 20.27%
*	BioScrip, Inc.	11,278	80,412
*	Forest Laboratories, Inc.	1,000	97,570
*	Heron Therapeutics, Inc.	4,309	60,455
*	Hologic, Inc.	3,952	86,075
*	Intuitive Surgical, Inc.	190	84,518
*	OraSure Technologies, Inc.	13,421	93,142
	Quintiles Transnational Holdings, Inc.	1,715	92,867
*	Team Health Holdings, Inc.	2,012	90,580
	Teleflex, Inc.	667	68,027
			753,646
Industrials - 36.49%
	Chicago Bridge & Iron Co. NV	1,298	109,279
	Dynamic Materials Corp.	2,578	53,519
	Franklin Electric Co., Inc.	2,092	91,190
	Generac Holdings, Inc.	1,984	113,028
*	Genesee & Wyoming, Inc.	695	68,749
*	H&E Equipment Services, Inc.	3,805	124,500
	Hyster-Yale Materials Handling, Inc.	891	89,938
	KBR, Inc.	194	5,358
*	Kirby Corp.	780	81,596
*	Owens Corning	1,907	87,264
	Powell Industries, Inc.	1,582	107,782
			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
					Shares	Value (note 1)

	Industrials - (Continued)
		Rollins, Inc.			2,882	$86,057
	*	Team, Inc.			2,265	97,939
	*	Thermon Group Holdings, Inc.			3,538	85,938
	*	TrueBlue, Inc.			3,553	101,189
		Valmont Industries, Inc.			369	53,737
						1,357,063
	Information Technology - 17.70%
	*	Atmel Corp.			10,386	83,711
	*	Cardtronics, Inc.			2,635	106,770
	*	Extreme Networks, Inc.			18,283	104,762
	*	Integrated Device Technology, Inc.			5,509	64,951
		Methode Electronics, Inc.			2,891	98,005
	*	Points International Ltd.			3,689	109,305
	*	Synaptics, Inc.			1,395	90,731
						658,235
	Materials - 5.81%
		International Flavors & Fragrances, Inc.			1,130	105,983
		Packaging Corp. of America			1,511	110,137
						216,120

		Total Common Stocks (Cost $3,481,936)				3,680,929
				Exercise	Exercise
	RIGHTS - 0.00%		Shares	Price	Date
		Hologic, Inc. Rights	4,724	$0	11/20/2014	-

		Total Rights (Cost $0)				-

Total Value of Investments (Cost $3,481,936) - 98.99%						$3,680,929

Other Assets Less Liabilities - 1.01%						37,623

	Net Assets - 100%					$3,718,552

*	Non-income producing investment

	The following acronym is used in this portfolio:
	NV - Naamloze Vennootschap

						(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$232,412
Aggregate gross unrealized depreciation			(33,419)

Net unrealized appreciation			$198,993

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	11.52%	$427,963
Consumer Staples	2.00%	74,368
Energy	1.28%	47,675
Financials	3.92%	145,859
Health Care	20.27%	753,646
Industrials	36.49%	1,357,063
Information Technology	17.70%	658,235
Materials	5.81%	216,120
Total	98.99%	$3,680,929

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Goodwood SMID Cap Discovery Fund's (the "Fund") investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,680,929	$3,680,929	$-	-
Rights	$-	$-	$-	-
Total	$3,680,929	$3,680,929	$-	-

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 0.72%
* ProShares Ultra Gold		77	$3,812

Total Exchange Traded Product (Cost $3,575)			3,812

SHORT-TERM INVESTMENT - 99.29%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	522,207	$522,207

Total Short-Term Investment (Cost $522,207)			522,207

Total Value of Investments (Cost $525,782) - 100.01%			$526,019

Liabilities in Excess of Other Assets - (0.01)%			(53)

Net Assets - 100.00%			$525,966

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Product	0.72%	3,812
Short-Term Investment	99.29%	$522,207
Total	100.01%	$526,019

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$237
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$237

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation

The Presidio Multi-Strategy Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$3,812	$3,812	$-	$-
Short-Term Investment	522,207	522,207	-	-
Total	$526,019	$526,019	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ D. Jerry Murphey
Date: April 21, 2014	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/ Ryan D. Thibodeaux
Date: April 15, 2014	Ryan D. Thibodeaux President and Treasurer Goodwood SMID Cap Discovery Fund

By: (Signature and Title)	/s/ Brenda A. Smith
Date: April 11, 2014	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ D. Jerry Murphey
Date: April 21, 2014	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/ Julie M. Koethe
Date: April 18, 2014	Julie M. Koethe Treasurer and Principal Financial Officer, RiskX Funds

By: (Signature and Title)	/s/ Ryan D. Thibodeaux
Date: April 15, 2014	Ryan D. Thibodeaux President and Treasurer Goodwood SMID Cap Discovery Fund

By: (Signature and Title)	/s/ Brenda A. Smith
Date: April 11, 2014	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund